Consolidated Balance Sheet Components - Property and equipment, net (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Estimated useful lives of property and equipment
Total property and equipment	$ 1,382		$ 1,277	$ 1,277
Less: Accumulated depreciation	(847)		(780)	(380)
Property and equipment, net	535		497	897
Depreciation expense	68	$ 128	400	198
Computer Equipment [Member]
Estimated useful lives of property and equipment
Total property and equipment	335		336	336
Furniture and Fixtures [Member]
Estimated useful lives of property and equipment
Total property and equipment	632		621	621
Leasehold Improvements [Member]
Estimated useful lives of property and equipment
Total property and equipment	$ 415		$ 320	$ 320